10. Finance lease receivables (Details - Minimum Lease Payments Receivable) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Future maturities of minimum lease payments receivable
2018	$ 21,383
2019	9,331
2020	8,966
2021	8,879
2022	8,506
Thereafter	62,410
Total	$ 119,475	$ 113,574